Pacer Trendpilot US Mid Cap ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 91.4%
Communication Services - 2.2%
Cable One, Inc. (a)	990	$781,981
Frontier Communications Parent, Inc. (b)	41,716	1,235,211
Iridium Communications, Inc. (b)	23,513	1,407,018
Ziff Davis, Inc. (b)	8,830	790,108
John Wiley & Sons, Inc. - Class A	8,040	368,232
Nexstar Media Group, Inc. (a)	7,238	1,482,125
TEGNA, Inc.	41,746	831,998
The New York Times Co. - Class A	30,802	1,073,142
TripAdvisor, Inc. (b)	19,720	459,476
World Wrestling Entertainment, Inc. (a) - Class A	8,110	686,268
		9,115,559
Consumer Discretionary - 14.3%
Adient PLC (b)	17,746	798,925
AutoNation, Inc. (a)(b)	6,398	810,755
Boyd Gaming Corp.	14,843	924,867
Brunswick Corp. (a)	13,594	1,146,382
Capri Holdings Ltd. (b)	24,896	1,655,335
Carter's, Inc. (a)	7,146	595,762
Choice Hotels International, Inc.	5,174	635,833
Churchill Downs, Inc. (a)	6,356	1,576,924
Columbia Sportswear Co.	6,630	635,817
Crocs, Inc. (b)	11,556	1,407,174
Dana, Inc.	23,876	433,111
Deckers Outdoor Corp. (b)	5,056	2,161,339
Dick's Sporting Goods, Inc. (a)	10,403	1,360,296
Five Below, Inc. (a)(b)	10,396	2,049,363
Foot Locker, Inc. (a)	14,842	645,775
Fox Factory Holding Corp. (a)(b)	7,916	934,801
GameStop Corp. (a)(b)	47,302	1,034,495
Graham Holdings Co. - Class B	704	459,930
Gentex Corp.	43,898	1,295,430
Grand Canyon Education, Inc. (b)	5,727	667,539
H&R Block, Inc. (a)	29,088	1,133,850
Hanesbrands, Inc. (a)	65,292	551,065
Harley-Davidson, Inc. (a)	24,896	1,145,963
Helen of Troy Ltd. (a)(b)	4,490	507,864
KB Home	15,542	597,590
Kohl's Corp.	21,824	706,443
Lear Corp. (a)	11,066	1,613,202
Leggett & Platt, Inc. (a)	24,806	906,907
Light & Wonder, Inc. (b)	17,524	1,143,441
Macy's, Inc. (a)	50,706	1,198,183
Marriott Vacations Worldwide Corp. (a)	7,176	1,148,447
Mattel, Inc. (a)(b)	66,312	1,356,743
Murphy USA, Inc. (a)	3,887	1,057,381
Nordstrom, Inc. (a)	20,846	407,331
Ollie's Bargain Outlet Holdings, Inc. (b)	10,896	596,665
Papa John's International, Inc.	6,020	539,934
Penn Entertainment, Inc. (a)(b)	29,021	1,028,794
Polaris, Inc. (a)	10,197	1,171,023
PVH Corp. (a)	12,204	1,097,140
RH (a)(b)	3,607	1,125,348
Service Corp. International (a)	29,578	2,193,209
Skechers U.S.A., Inc. - Class A (b)	25,116	1,209,335
Taylor Morrison Home Corp. (b)	20,274	725,809
Tempur Sealy International, Inc.	31,993	1,303,715
Texas Roadhouse, Inc. (a)	12,520	1,257,384
The Gap, Inc. (a)	39,468	535,581
The Goodyear Tire & Rubber Co. (a)(b)	52,932	595,485
The Wendy's Co.	31,896	711,281
Thor Industries, Inc. (a)	10,037	956,827
Toll Brothers, Inc.	19,724	1,173,381
TopBuild Corp. (a)(b)	5,970	1,194,358
Topgolf Callaway Brands Corp. (a)(b)	25,946	635,418
Travel + Leisure Co.	15,254	646,312
Under Armour, Inc. - Class A (a)(b)	35,306	437,441
Under Armour, Inc. - Class C (b)	36,868	401,861
Victoria's Secret & Co. (a)(b)	15,254	642,956
Visteon Corp. (b)	5,280	825,475
Williams-Sonoma, Inc. (a)	12,484	1,684,591
Wingstop, Inc. (a)	5,600	887,432
Wyndham Hotels & Resorts, Inc.	16,533	1,281,473
YETI Holdings, Inc. (a)(b)	16,140	722,426
		60,284,917
Consumer Staples - 3.9%
BellRing Brands, Inc. (b)	25,344	718,756
BJ's Wholesale Club Holdings, Inc. (b)	26,080	1,890,017
Casey's General Stores, Inc. (a)	6,970	1,644,293
Celsius Holdings, Inc. (a)(b)	7,550	757,416
Coca-Cola Consolidated, Inc.	940	476,373
Coty, Inc. (b)	68,120	678,475
Darling Ingredients, Inc. (b)	30,792	2,041,202
Energizer Holdings, Inc.	12,400	460,040
Flowers Foods, Inc. (a)	35,958	995,677
Grocery Outlet Holding Corp. (b)	16,566	503,441
Ingredion, Inc.	12,266	1,260,945
Lancaster Colony Corp. (a)	3,720	713,905
Performance Food Group Co. (a)(b)	30,030	1,841,440
Pilgrim's Pride Corp. (b)	8,416	204,340
Post Holdings, Inc. (a)(b)	10,180	966,591
Sprouts Farmers Market, Inc. (a)(b)	19,813	633,025
The Boston Beer Co., Inc. - Class A (a)(b)	1,760	683,953
		16,469,889
Energy - 3.7%
Antero Midstream Corp. (a)	62,678	683,190
Antero Resources Corp. (a)(b)	51,671	1,490,192
ChampionX Corp. (a)	37,308	1,231,910
CNX Resources Corp. (a)(b)	33,776	565,072
DT Midstream, Inc. (a)	18,106	989,674
Equitrans Midstream Corp.	80,978	587,091
HF Sinclair Corp.	25,173	1,432,344
Matador Resources Co. (a)	21,006	1,389,757
Murphy Oil Corp. (a)	27,346	1,192,559
NOV, Inc.	73,498	1,796,291
PBF Energy, Inc. - Class A	22,399	940,534
PDC Energy, Inc.	17,247	1,168,139
Range Resources Corp.	45,211	1,131,179
Southwestern Energy Co. (b)	206,498	1,139,869
Vitesse Energy, Inc. (b)	4,035	64,399
		15,802,200
Financials - 14.3%
Affiliated Managers Group, Inc.	7,047	1,217,299
American Financial Group, Inc.	13,466	1,920,117
Associated Banc-Corp.	28,136	630,528
Bank of Hawaii Corp.	7,490	572,910
Bank OZK (a)	20,716	946,100
Brighthouse Financial, Inc. (b)	12,934	727,796
Cadence Bank	34,146	873,455
Cathay General Bancorp	13,930	612,363
CNO Financial Group, Inc.	21,410	551,522
Commerce Bancshares, Inc. (a)	21,340	1,420,390
Cullen Frost Bankers, Inc. (a)	12,040	1,568,571
East West Bancorp, Inc.	27,176	2,133,860
Essent Group Ltd.	20,156	887,469
Evercore, Inc. - Class A	6,667	865,443
Federated Hermes, Inc.	15,826	621,962
First American Financial Corp. (a)	19,377	1,198,855
First Financial Bankshares, Inc. (a)	24,296	865,424
First Horizon Corp.	102,812	2,542,541
FirstCash Holdings, Inc.	7,027	647,749
FNB Corp. (a)	65,638	936,654
Fulton Financial Corp.	31,346	524,419
Glacier Bancorp, Inc.	20,726	944,898
Hancock Whitney Corp.	16,036	825,533
Home BancShares, Inc.	35,492	847,194
Interactive Brokers Group, Inc. - Class A	19,256	1,539,325
International Bancshares Corp.	9,886	463,357
Janus Henderson Group PLC (a)	24,800	642,816
Jefferies Financial Group, Inc.	34,280	1,346,518
Kemper Corp.	11,960	702,411
Kinsale Capital Group, Inc. (a)	4,030	1,122,113
MGIC Investment Corp. (a)	55,576	784,733
Navient Corp.	19,848	376,517
New York Community Bancorp, Inc.	127,295	1,271,677
Old National Bancorp/IN (a)	54,808	959,140
Old Republic International Corp.	52,954	1,397,456
PacWest Bancorp	22,046	609,792
Pinnacle Financial Partners, Inc.	14,306	1,126,311
Primerica, Inc.	6,897	1,115,590
Prosperity Bancshares, Inc. (a)	17,086	1,296,144
Reinsurance Group of America, Inc.	12,907	1,958,895
RenaissanceRe Holdings Ltd.	8,186	1,601,918
RLI Corp. (a)	7,550	999,997
SEI Investments Co.	19,176	1,197,158
Selective Insurance Group, Inc. (a)	11,280	1,071,600
SLM Corp. (a)	46,818	822,592
Stifel Financial Corp.	19,884	1,340,380
Synovus Financial Corp.	27,226	1,142,131
Texas Capital Bancshares, Inc. (b)	9,336	616,830
The Hanover Insurance Group, Inc.	6,656	895,764
UMB Financial Corp. (a)	8,136	733,786
Umpqua Holdings Corp.	40,622	739,320
United Bankshares, Inc. (a)	25,196	1,012,879
Unum Group	34,994	1,470,798
Valley National Bancorp (a)	78,638	934,219
Voya Financial, Inc. (a)	18,177	1,268,209
Washington Federal, Inc.	12,230	433,676
Webster Financial Corp.	32,562	1,714,389
Wintrust Financial Corp. (a)	11,376	1,040,563
		60,632,056
Health Care - 9.7%
Acadia Healthcare Co., Inc. (a)(b)	17,026	1,430,525
Amedisys, Inc. (a)(b)	6,070	586,726
Arrowhead Pharmaceuticals, Inc. (a)(b)	19,816	693,362
Azenta, Inc. (a)	14,036	784,612
Bruker Corp. (a)	18,717	1,312,436
Chemed Corp.	2,780	1,404,289
Encompass Health Corp.	18,676	1,166,316
Enovis Corp. (b)	8,926	561,892
Envista Holdings Corp. (a)(b)	30,506	1,189,429
Exelixis, Inc. (b)	60,362	1,063,578
Globus Medical, Inc. - Class A (a)(b)	14,490	1,093,995
Haemonetics Corp. (a)(b)	9,467	800,908
Halozyme Therapeutics, Inc. (a)(b)	25,304	1,309,988
HealthEquity, Inc. (b)	15,826	963,012
ICU Medical, Inc. (b)	3,750	724,613
Inari Medical, Inc. (b)	9,030	515,162
Integra LifeSciences Holdings Corp. (b)	13,596	779,051
Jazz Pharmaceuticals PLC (b)	12,190	1,909,685
Lantheus Holdings, Inc. (b)	12,886	740,945
LHC Group, Inc. (b)	5,790	918,294
LivaNova PLC (b)	10,020	563,124
Masimo Corp. (a)(b)	9,050	1,539,224
Medpace Holdings, Inc. (b)	4,720	1,043,450
Neogen Corp. (a)(b)	40,436	865,735
Neurocrine Biosciences, Inc. (b)	18,490	2,051,096
Omnicell, Inc. (b)	8,340	462,620
Option Care Health, Inc. (b)	28,936	835,382
Patterson Cos., Inc.	16,216	489,561
Penumbra, Inc. (a)(b)	7,290	1,825,489
Perrigo Co. PLC	25,196	942,834
Progyny, Inc. (b)	14,080	484,211
QuidelOrtho Corp. (b)	10,017	857,555
R1 RCM, Inc. (b)	25,920	370,915
Repligen Corp. (a)(b)	9,966	1,846,700
Shockwave Medical, Inc. (b)	6,760	1,270,407
Sotera Health Co. (a)(b)	18,700	322,388
STAAR Surgical Co. (b)	9,020	636,361
Syneos Health, Inc. (b)	19,256	691,675
Tandem Diabetes Care, Inc. (a)(b)	12,040	490,510
Tenet Healthcare Corp. (b)	20,236	1,109,945
United Therapeutics Corp. (b)	8,730	2,297,474
		40,945,474
Industrials - 20.5%
Acuity Brands, Inc. (a)	6,007	1,132,440
AECOM	26,836	2,341,978
AGCO Corp.	11,586	1,600,374
ASGN, Inc. (b)	9,336	849,109
Avis Budget Group, Inc. (a)(b)	4,638	927,785
Axon Enterprise, Inc. (a)(b)	12,946	2,530,166
Builders FirstSource, Inc. (b)	28,336	2,258,379
CACI International, Inc. (b)	4,400	1,355,596
Carlisle Cos., Inc.	9,880	2,478,497
Chart Industries, Inc. (a)(b)	8,210	1,099,976
Clean Harbors, Inc. (a)(b)	9,416	1,226,905
Cracker Barrel Old Country Store, Inc. (a)	4,167	464,954
Crane Holdings Co.	8,930	1,035,076
Curtiss-Wright Corp.	7,176	1,189,781
Donaldson Co., Inc.	22,914	1,428,688
Dycom Industries, Inc. (b)	5,510	525,489
EMCOR Group, Inc.	8,923	1,322,835
EnerSys	7,644	634,605
Esab Corp.	9,685	559,890
Flowserve Corp.	24,456	841,776
Fluor Corp. (b)	26,586	977,035
Fortune Brands Innovations, Inc.	24,698	1,593,268
FTI Consulting, Inc. (a)(b)	6,436	1,026,671
GATX Corp.	6,590	754,225
Graco, Inc.	32,437	2,216,096
Genpact Ltd.	31,546	1,491,495
GXO Logistics, Inc. (b)	22,206	1,162,040
Hexcel Corp. (a)	15,756	1,112,058
Hubbell, Inc.	10,349	2,368,990
IAA, Inc. (b)	25,036	1,044,752
Insperity, Inc. (a)	6,676	738,032
ITT, Inc.	15,476	1,417,447
JetBlue Airways Corp. (a)(b)	60,602	484,816
KBR, Inc.	25,678	1,315,484
Kennametal, Inc. (a)	15,086	429,951
Kirby Corp. (b)	11,210	793,444
Knight-Swift Transportation Holdings, Inc.	31,066	1,836,001
Landstar System, Inc. (a)	6,710	1,159,689
Lennox International, Inc. (a)	6,030	1,571,539
Lincoln Electric Holdings, Inc. (a)	10,806	1,803,197
Lithia Motors, Inc. (a)	5,120	1,347,584
ManpowerGroup, Inc.	9,457	824,272
MasTec, Inc. (b)	11,040	1,084,459
MDU Resources Group, Inc.	38,056	1,176,311
Mercury Systems, Inc. (b)	10,856	542,637
MSA Safety, Inc.	6,904	941,637
MSC Industrial Direct Co., Inc. - Class A	8,836	730,737
nVent Electric PLC	31,176	1,239,246
Oshkosh Corp. (a)	12,240	1,233,547
Owens Corning	17,491	1,690,505
Regal Rexnord Corp. (a)	12,400	1,726,080
Ryder System, Inc.	9,396	887,076
Saia, Inc. (a)(b)	4,956	1,351,898
Science Applications International Corp.	10,317	1,070,698
Simpson Manufacturing Co., Inc.	7,960	852,596
Stericycle, Inc. (b)	17,256	928,545
SunPower Corp. (a)(b)	15,970	278,357
Sunrun, Inc. (a)(b)	39,876	1,047,941
Terex Corp.	12,636	644,057
Tetra Tech, Inc.	9,916	1,542,136
The Brink's Co. (a)	8,690	570,064
The Middleby Corp. (a)(b)	10,086	1,567,869
The Timken Co. (a)	12,396	1,020,811
The Toro Co.	20,027	2,233,411
Trex Co., Inc. (a)(b)	20,534	1,082,552
Univar Solutions, Inc. (a)(b)	30,531	1,052,709
Valmont Industries, Inc.	3,990	1,315,623
Vicor Corp. (b)	4,180	290,217
Watsco, Inc. (a)	6,420	1,844,915
Watts Water Technologies, Inc. (a) - Class A	5,110	835,587
Werner Enterprises, Inc. (a)	11,000	516,670
Woodward, Inc. (a)	11,260	1,151,448
XPO Logistics, Inc. (b)	21,556	859,222
		86,581,946
Information Technology - 12.0%
ACI Worldwide, Inc. (b)	21,032	587,424
Allegro MicroSystems, Inc. (a)(b)	13,379	510,676
Amkor Technology, Inc. (a)	18,796	549,971
Arrow Electronics, Inc. (b)	11,504	1,351,605
Aspen Technology, Inc. (b)	5,416	1,076,430
Avnet, Inc.	17,181	788,264
Belden, Inc.	7,997	648,477
Blackbaud, Inc. (b)	8,348	519,329
Calix, Inc. (b)	10,656	560,932
Ciena Corp. (b)	27,720	1,441,994
Cirrus Logic, Inc. (b)	10,307	931,650
Cognex Corp.	32,364	1,771,605
Coherent Corp. (a)(b)	25,957	1,126,534
CommVault Systems, Inc. (b)	8,338	518,874
Concentrix Corp. (a)	7,936	1,125,404
Dynatrace, Inc. (b)	37,706	1,449,042
IPG Photonics Corp. (b)	6,007	673,385
Envestnet, Inc. (a)(b)	10,356	673,140
Euronet Worldwide, Inc. (b)	8,820	993,838
ExlService Holdings, Inc. (b)	6,200	1,057,720
Fair Isaac Corp. (a)(b)	4,782	3,184,573
Jabil, Inc.	25,900	2,036,517
Kyndryl Holdings, Inc. (b)	38,196	511,444
Lattice Semiconductor Corp. (b)	26,446	2,004,342
Littelfuse, Inc. (a)	4,637	1,190,272
Lumentum Holdings, Inc. (a)(b)	12,767	768,318
MACOM Technology Solutions Holdings, Inc. (a)(b)	9,570	641,381
Manhattan Associates, Inc. (b)	12,060	1,572,142
Maximus, Inc. (a)	11,336	848,500
MKS Instruments, Inc. (a)	10,700	1,094,824
National Instruments Corp.	24,434	1,319,436
NCR Corp. (a)(b)	25,820	707,984
Novanta, Inc. (b)	6,686	1,079,588
Paylocity Holding Corp. (a)(b)	8,008	1,667,986
Power Integrations, Inc. (a)	10,700	921,163
Qualys, Inc. (b)	6,470	746,379
Silicon Laboratories, Inc. (a)(b)	6,227	977,079
SiTime Corp. (b)	3,010	346,842
Super Micro Computer, Inc. (b)	9,200	665,436
Synaptics, Inc. (b)	7,450	931,474
SYNNEX Corp. (a)	7,866	803,512
Teradata Corp. (b)	19,052	664,534
The Western Union Co. (a)	72,262	1,023,953
Universal Display Corp. (a)	8,136	1,078,264
Viasat, Inc. (b)	14,140	487,123
Vishay Intertechnology, Inc.	24,252	555,128
Vontier Corp.	29,566	680,905
WEX, Inc. (b)	8,166	1,510,465
Wolfspeed, Inc. (a)(b)	23,946	1,844,081
Xerox Holdings Corp.	20,966	343,423
		50,563,362
Materials - 6.7%
Alcoa Corp.	33,110	1,729,666
AptarGroup, Inc. (a)	12,220	1,413,121
Ashland Global Holdings, Inc.	9,326	1,019,052
Avient Corp.	16,000	648,320
Cabot Corp.	10,530	793,225
Cleveland-Cliffs, Inc. (b)	99,030	2,114,291
Commercial Metals Co.	21,960	1,191,769
Eagle Materials, Inc.	6,897	1,007,514
Greif, Inc. - Class A	4,807	343,364
Ingevity Corp. (b)	6,576	542,125
Louisiana-Pacific Corp.	13,414	913,359
MP Materials Corp. (a)(b)	17,276	561,643
NewMarket Corp.	1,300	447,863
Olin Corp. (a)	23,837	1,539,632
Reliance Steel & Aluminum Co.	11,007	2,503,542
Royal Gold, Inc. (a)	12,286	1,560,691
RPM International, Inc. (a)	24,856	2,234,803
Sensient Technologies Corp.	7,866	595,378
Silgan Holdings, Inc.	15,660	843,917
Sonoco Products Co. (a)	18,246	1,115,013
The Chemours Co.	28,244	1,027,799
The Scotts Miracle-Gro Co. (a)	7,574	546,767
United States Steel Corp.	43,837	1,248,916
Valvoline, Inc.	33,126	1,214,399
Westlake Chemical Corp.	6,446	791,247
Worthington Industries, Inc.	5,676	322,794
		28,270,210
Real Estate - 0.4%
Jones Lang LaSalle, Inc. (b)	8,897	1,644,788
		1,644,788
Utilities - 3.7%
ALLETE, Inc.	10,690	661,283
Black Hills Corp. (a)	12,180	881,588
Essential Utilities, Inc.	45,866	2,143,318
Hawaiian Electric Industries, Inc.	20,486	865,943
IDACORP, Inc. (a)	9,460	1,000,963
National Fuel Gas Co.	17,120	993,987
New Jersey Resources Corp.	18,006	898,859
NorthWestern Corp. (a)	10,812	614,122
OGE Energy Corp.	37,456	1,472,770
ONE Gas, Inc. (a)	10,136	834,801
Ormat Technologies, Inc. (a)	9,127	844,704
PNM Resources, Inc.	16,066	794,946
Portland General Electric Co. (a)	16,710	795,062
Southwest Gas Holdings, Inc. (a)	11,546	772,774
Spire, Inc.	9,830	709,923
UGI Corp. (a)	39,182	1,560,619
		15,845,662
TOTAL COMMON STOCKS (Cost $363,621,055)		386,156,063

REAL ESTATE INVESTMENT TRUSTS - 8.5%
Annaly Capital Management, Inc. (a)	90,044	2,113,333
Apartment Income REIT Corp.	28,058	1,073,499
Brixmor Property Group, Inc.	56,122	1,320,551
Corporate Office Properties Trust	21,046	590,761
Cousins Properties, Inc. (a)	28,336	776,973
CubeSmart (a)	43,056	1,971,534
Douglas Emmett, Inc.	32,894	550,974
EastGroup Properties, Inc. (a)	8,156	1,372,247
EPR Properties (a)	14,036	596,249
First Industrial Realty Trust, Inc.	24,726	1,319,132
Healthcare Realty Trust, Inc. (a)	71,212	1,533,194
Highwoods Properties, Inc.	19,686	597,864
Independence Realty Trust, Inc.	41,920	789,354
JBG SMITH Properties	18,526	373,114
Kilroy Realty Corp. (a)	19,686	807,913
Kite Realty Group Trust	40,996	889,613
Lamar Advertising Co. - Class A (a)	16,336	1,740,437
Life Storage, Inc.	15,920	1,719,997
Medical Properties Trust, Inc. (a)	111,890	1,448,975
National Retail Properties, Inc. (a)	33,420	1,582,437
National Storage Affiliates Trust	15,816	645,293
Omega Healthcare Investors, Inc. (a)	43,822	1,290,120
Park Hotels & Resorts, Inc.	42,072	618,879
Pebblebrook Hotel Trust (a)	24,606	403,538
Physicians Realty Trust	42,760	678,174
PotlatchDeltic Corp. (a)	15,116	739,928
Rayonier, Inc. (a)	27,396	996,940
Rexford Industrial Realty, Inc.	35,233	2,236,239
Sabra Health Care REIT, Inc.	43,216	583,416
SL Green Realty Corp. (a)	12,040	495,446
Spirit Realty Capital, Inc.	26,136	1,146,848
STORE Capital Corp.	49,722	1,601,546
The Macerich Co. (a)	40,186	552,156
Vornado Realty Trust (a)	32,200	785,358
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $33,380,908)		35,942,032

SHORT-TERM INVESTMENTS - 0.1%	Principal Amount
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 3.300% (c)	$570,926	570,926
TOTAL SHORT-TERM INVESTMENTS (Cost $570,926)		570,926

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 29.8%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 4.530% (c)	125,800,147	125,800,147
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost ($125,800,147)		125,800,147

Total Investments (Cost $523,373,036) - 129.8%		548,469,168
Liabilities in Excess of Other Assets - (29.8)%		(125,868,238)
TOTAL NET ASSETS - 100.0%		$422,600,930

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of January 31, 2023. The total value of securities on loan is $126,062,030 or 29.8% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of January 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 386,156,063	$ -	$ -	$ -	$ 386,156,063
REITs	35,942,032	-	-	-	35,942,032
Short-Term Investments	570,926	-	-	-	570,926
Investments Purchased with Proceeds from Securities Lending	-	-	-	125,800,147	125,800,147
Total Investments in Securities	$ 422,669,021	$ -	$ -	$ 125,800,147	$ 548,469,168

^ See the Schedules of Investments for sector breakouts.